Hotel Management Agreements and Operating and License Agreements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2010 Year Entity Contract Location
Percentage of revenue we are obligated to provide the manager	5.00%
Number of hotels	113
Minimum additional renewal option period	5
Maximum additional renewal option period	10
Lower Limit | Marriott International Inc | Contractual Rights
Number of renewal options	1
Marriott International Inc
Base fee percentage	3.00%
Management incentive fee percentage	20.00%
Marriott International Inc | Contractual Rights
Number of hotels	66
Agreement initial term, minimum (in years)	15
Agreement initial term, maximum (in years)	20
Marriott International Inc | Terminable Agreements
Number of hotels	18
Marriott International Inc | Franchise Rights
Number of hotels	1
Agreement initial term, maximum (in years)	30
Marriott International Inc | Franchise Rights | Occupancy
Percentage of sales paid for fees	6.00%
Marriott International Inc | Franchise Rights | Food And Beverage
Percentage of sales paid for fees	3.00%
Lower Limit | Ritz Carlton
Number of renewal options	1
Base fee percentage	2.00%
Upper Limit | Ritz Carlton
Base fee percentage	5.00%
Ritz Carlton
Management incentive fee percentage	20.00%
Ritz Carlton | Contractual Rights
Number of hotels	8
Agreement initial term, minimum (in years)	15
Agreement initial term, maximum (in years)	25
Starwood
Base fee percentage	1.00%
Management incentive fee percentage	20.00%
Percentage of operating profit, after we have received a priority return	10.75%
Starwood | Terminable Agreements
Number of hotels	10
Future period	2016
Starwood | Terminable Agreements | Currently Active
Number of hotels	1
Starwood | Terminable Agreements | Future Period
Number of hotels	9
Percentage which is available to be sold	35.00%
Starwood | Operating And License Agreements
Number of hotels	20
Starwood | Nonsoftware License Arrangement
Agreement initial term, maximum (in years)	20
Number of renewal options	2
Maximum additional renewal option period	10
Starwood | Nonsoftware License Arrangement | Occupancy
Percentage of sales paid for fees	5.00%
Starwood | Nonsoftware License Arrangement | Food And Beverage
Percentage of sales paid for fees	2.00%
Starwood International | Operating And License Agreements
Number of hotels	1
Agreement in years	15
Base fee percentage	3.00%
Lower Limit | Hyatt Hilton Four Seasons And Fairmont
Base fee percentage	1.00%
Management incentive fee percentage	10.00%
Upper Limit | Hyatt Hilton Four Seasons And Fairmont
Base fee percentage	4.00%
Management incentive fee percentage	30.00%
Hyatt Hilton Four Seasons And Fairmont | Contractual Rights
Number of hotels	17
Agreement initial term, minimum (in years)	10
Agreement initial term, maximum (in years)	20
Minimum additional renewal option period	1
Maximum additional renewal option period	20
Lower Limit
Number of renewal options	1